UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.5%**

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 6.9%
   Advance Auto Parts ................................      18,923   $   619,350
   GameStop, Cl A * ..................................      19,390       480,484
   International Game Technology .....................      22,200       235,320
                                                                     -----------
                                                                       1,335,154
                                                                     -----------
CONSUMER STAPLES -- 4.0%
   Central European Distribution * ...................      17,012       205,845
   Safeway ...........................................      26,885       576,145
                                                                     -----------
                                                                         781,990
                                                                     -----------
ENERGY -- 9.1%
   BJ Services .......................................      28,844       317,284
   Cameron International * ...........................      27,616       639,587
   Noble .............................................      24,075       653,636
   Range Resources ...................................       4,430       158,771
                                                                     -----------
                                                                       1,769,278
                                                                     -----------
FINANCIALS -- 6.3%
   City National .....................................       7,430       257,152
   Fidelity National Financial, Cl A .................      18,658       272,780
   NYSE Euronext .....................................      13,890       305,580
   TD Ameritrade Holding * ...........................      35,015       393,569
                                                                     -----------
                                                                       1,229,081
                                                                     -----------
HEALTH CARE -- 12.7%
   Cephalon * ........................................       9,440       728,579
   Hologic * .........................................      23,368       275,509
   Inverness Medical Innovations * ...................      12,936       316,544
   Mednax * ..........................................      13,960       468,637
   Pharmaceutical Product Development ................      11,851       283,120
   Quest Diagnostics .................................       8,210       405,164
                                                                     -----------
                                                                       2,477,553
                                                                     -----------
INDUSTRIALS -- 18.1%
   Flowserve .........................................       7,626       406,542
   IDEX ..............................................      27,323       617,773
   ITT ...............................................      15,394       697,040

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
INDUSTRIALS -- CONTINUED
   Kansas City Southern * ............................      18,614   $   338,030
   MSC Industrial Direct, Cl A .......................      10,137       347,294
   Precision Castparts ...............................       6,098       396,065
   Republic Services, Cl A ...........................      28,295       731,709
                                                                     -----------
                                                                       3,534,453
                                                                     -----------
INFORMATION TECHNOLOGY -- 25.7%
   Agilent Technologies * ............................      26,985       487,889
   Anixter International * ...........................       9,699       261,679
   Broadcom, Cl A * ..................................      18,123       287,250
   Cognizant Technology Solutions, Cl A * ............      19,789       370,648
   Fiserv * ..........................................      15,249       484,156
   Harris ............................................      17,566       760,432
   McAfee * ..........................................      13,811       421,097
   National Instruments ..............................      13,926       298,991
   Nuance Communications * ...........................      49,270       485,802
   SAIC * ............................................      29,728       586,831
   Western Union .....................................      41,011       560,210
                                                                     -----------
                                                                       5,004,985
                                                                     -----------
MATERIALS -- 8.9%
   Air Products & Chemicals ..........................      10,111       508,583
   Nucor .............................................      12,093       493,274
   Pactiv * ..........................................      34,313       741,847
                                                                     -----------
                                                                       1,743,704
                                                                     -----------
UTILITIES -- 2.8%
   Covanta Holding * .................................      31,372       542,422
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $25,400,094) .............................                18,418,620
                                                                     -----------
SHORT-TERM INVESTMENTS -- 4.6%
   CASH EQUIVALENTS (A) -- 4.6%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 1.236% ........................     798,082       798,082

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SHORT-TERM INVESTMENTS -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
   CASH EQUIVALENTS (A) -- CONTINUED
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 0.192% ........................      92,598   $    92,598
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $890,680) ................................                   890,680
                                                                     -----------
   TOTAL INVESTMENTS -- 99.1%
      (Cost $26,290,774) + ...........................               $19,309,300
                                                                     ===========

Percentages are based on Net Assets of $19,484,596.
* Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A) Rate shown is the 7-day effective yield as of January 31, 2009.
Cl -- Class

+ At January 31, 2009, the tax basis cost of the Portfolio's investments was $26,290,774, and the unrealized appreciation and depreciation were $457,347 and $(7,438,821), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-002-1100

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

  LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-----------   -------   -------   -----------
$19,309,300     $--       $--     $19,309,300

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.1%

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 14.7%
   Childrens Place Retail Stores * ...................      19,000   $   357,390
   Fossil * ..........................................      24,300       280,422
   Iconix Brand Group * ..............................      98,600       815,422
   Interpublic Group of Companies * ..................     109,000       362,970
   NetFlix * .........................................      29,300     1,058,902
   O'Reilly Automotive * .............................      34,100       991,287
   Tupperware Brands .................................      20,000       411,200
                                                                     -----------
                                                                       4,277,593
                                                                     -----------
CONSUMER STAPLES -- 1.9%
   Hain Celestial Group * ............................      21,000       319,620
   United Natural Foods * ............................      16,127       250,613
                                                                     -----------
                                                                         570,233
                                                                     -----------
ENERGY -- 6.1%
   Arena Resources * .................................      15,100       367,836
   Carrizo Oil & Gas * ...............................      20,100       278,586
   Hornbeck Offshore Services * ......................      21,200       376,088
   Tesoro ............................................      43,800       754,674
                                                                     -----------
                                                                       1,777,184
                                                                     -----------
FINANCIALS -- 5.5%
   IPC Holdings ......................................      34,500       885,270
   PrivateBancorp ....................................      11,027       160,774
   Signature Bank * ..................................      22,000       565,180
                                                                     -----------
                                                                       1,611,224
                                                                     -----------
HEALTH CARE -- 19.1%
   Amedisys * ........................................      13,700       564,851
   Analogic ..........................................       6,200       155,000
   Emergency Medical Services, Cl A * ................      19,400       650,288
   eResearchTechnology * .............................      38,300       221,757
   Haemonetics * .....................................      13,700       810,355
   NuVasive * ........................................      11,400       425,676
   PerkinElmer .......................................      37,600       474,512
   Perrigo ...........................................      29,200       857,020

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
HEALTH CARE -- CONTINUED
   Pharmaceutical Product Development ................      15,300   $   365,517
   Psychiatric Solutions * ...........................      25,500       663,000
   SurModics * .......................................      19,100       378,753
                                                                     -----------
                                                                       5,566,729
                                                                     -----------
INDUSTRIALS -- 23.6%
   AAR * .............................................      46,600       845,324
   Actuant, Cl A .....................................      33,000       543,840
   Bucyrus International, Cl A .......................      27,900       432,450
   CoStar Group * ....................................      13,600       402,832
   EnerSys * .........................................      44,300       403,573
   Forward Air .......................................      19,700       399,122
   Harsco ............................................      18,100       429,332
   Landstar System ...................................      21,900       785,553
   Mine Safety Appliances ............................      28,500       559,170
   Triumph Group .....................................      16,890       764,779
   VistaPrint * ......................................      21,300       487,770
   Wabtec ............................................      13,500       404,055
   Watsco ............................................      13,400       442,870
                                                                     -----------
                                                                       6,900,670
                                                                     -----------
INFORMATION TECHNOLOGY -- 24.5%
   Ariba * ...........................................      86,323       659,508
   Aspen Technology * ................................      86,100       576,870
   Blackboard * ......................................      15,800       401,478
   CACI International, Cl A * ........................      17,900       808,185
   Coherent * ........................................      25,600       463,104
   Euronet Worldwide * ...............................      57,000       572,850
   FEI * .............................................      24,300       442,260
   Intermec * ........................................      48,700       604,854
   IPG Photonics * ...................................      33,300       320,013
   j2 Global Communications * ........................      41,100       804,738
   Jack Henry & Associates ...........................      47,800       850,840
   Microsemi * .......................................      42,900       360,360

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
INFORMATION TECHNOLOGY -- CONTINUED
   Polycom * .........................................      20,500   $   288,025
                                                                     -----------
                                                                       7,153,085
                                                                     -----------
MATERIALS -- 1.7%
   Valspar ...........................................      28,000       485,800
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $38,900,843) .............................                28,342,518
                                                                     -----------
SHORT-TERM INVESTMENT -- 2.8%
   CASH EQUIVALENT (A) -- 2.8%
   HighMark Diversified Money Market Fund,
    Fiduciary Class, 1.236%
      (Cost $802,662) ................................     802,662       802,662
                                                                     -----------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $39,703,505) + ...........................               $29,145,180
                                                                     ===========

Percentages are based on Net Assets of $29,187,429.
* Non-income producing security.
(A) Rate shown is the 7-day effective yield as of January 31, 2009.
Cl -- Cass

+ At January 31, 2009, the tax basis cost of the Portfolio's investments was $39,703,505, and the unrealized appreciation and depreciation were $1,013,703 and $(11,572,028), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-003-1100

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
-------       -------   -------   -----------
$29,145,180     $--       $--     $29,145,180

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 92.3%

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 19.4%
   American Public Education * .......................      40,400   $ 1,582,064
   BJ's Restaurants * ................................     150,000     1,665,000
   Cavco Industries * ................................      42,000     1,028,160
   Coinstar * ........................................      47,900     1,100,742
   DG FastChannel * ..................................      96,217     1,394,184
   FGX International Holdings * ......................      88,299     1,094,908
   Global Traffic Network * ..........................     112,460       529,687
   ICF International * ...............................      37,388       887,217
   Iconix Brand Group * ..............................     172,300     1,424,921
   Jackson Hewitt Tax Service ........................      69,400       918,856
   Lumber Liquidators * ..............................      46,000       408,020
   Peet's Coffee & Tea * .............................      60,400     1,227,328
   Smart Balance * ...................................     174,008     1,265,038
   True Religion Apparel * ...........................      67,700       772,457
   Universal Technical Institute * ...................      37,483       657,077
   Wet Seal, Cl A * ..................................     213,377       556,914
                                                                     -----------
                                                                      16,512,573
                                                                     -----------
CONSUMER STAPLES -- 2.2%
   Spartan Stores ....................................      55,400     1,029,332
   TreeHouse Foods * .................................      30,900       815,451
                                                                     -----------
                                                                       1,844,783
                                                                     -----------
ENERGY -- 3.7%
   Boots & Coots International Control * .............     434,900       447,947
   Carrizo Oil & Gas * ...............................      47,400       656,964
   Furmanite * .......................................     254,700       947,484
   Petroquest Energy * ...............................     124,700       789,351
   T-3 Energy Services * .............................      27,340       348,585
                                                                     -----------
                                                                       3,190,331
                                                                     -----------
FINANCIALS -- 6.3%
   eHealth * .........................................      95,400     1,318,428
   First Cash Financial Services * ...................      67,200     1,130,304
   First Financial Bancorp ...........................      66,000       535,920

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
FINANCIALS -- CONTINUED
   Nara Bancorp ......................................     147,400   $   871,134
   Tower Group .......................................      38,900       975,223
   Trico Bancshares ..................................      29,124       586,557
                                                                     -----------
                                                                       5,417,566
                                                                     -----------
HEALTH CARE -- 17.3%
   Abaxis * ..........................................      60,200       952,364
   Alliance Imaging * ................................     138,400     1,226,224
   Allion Healthcare * ...............................      99,700       455,629
   Bio-Reference Labs * ..............................      46,400     1,132,160
   Greatbatch * ......................................      59,500     1,386,350
   IRIS International * ..............................      93,974       935,981
   Kendle International * ............................      75,200     1,436,320
   Matrixx Initiatives * .............................      61,900     1,070,251
   Medtox Scientific * ...............................     145,300       921,202
   Natus Medical * ...................................      87,500       677,250
   Neogen * ..........................................      46,106     1,206,594
   Omnicell * ........................................     124,500       972,345
   SonoSite * ........................................      52,700     1,000,773
   Sun Healthcare Group * ............................      58,400       661,672
   Synovis Life Technologies * .......................      43,530       709,104
                                                                     -----------
                                                                      14,744,219
                                                                     -----------
INDUSTRIALS -- 16.0%
   AAR * .............................................      98,900     1,794,046
   AerCap Holdings * .................................     154,900       755,912
   Altra Holdings * ..................................      94,600       665,038
   American Ecology ..................................      51,700     1,031,415
   Baldor Electric ...................................      56,300       788,763
   DXP Enterprises * .................................      84,480     1,147,239
   FreightCar America ................................      52,400     1,003,460
   Hawaiian Holdings * ...............................     309,900     1,261,293
   Healthcare Services Group .........................     102,150     1,564,938
   Hill International * ..............................     102,800       565,400
   Mcgrath Rentcorp ..................................      22,600       473,922

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
INDUSTRIALS -- CONTINUED
   Standard Parking * ................................      88,560   $ 1,695,038
   Titan Machinery * .................................      84,100       853,615
                                                                     -----------
                                                                      13,600,079
                                                                     -----------
INFORMATION TECHNOLOGY -- 24.9%
   3PAR * ............................................     176,200     1,495,938
   Ariba * ...........................................      91,300       697,532
   Aspen Technology * ................................     136,000       911,200
   Bottomline Technologies * .........................      58,168       388,562
   Cbeyond * .........................................     120,800     1,901,392
   Coleman Cable * ...................................      13,310        46,585
   Commvault Systems * ...............................      49,300       654,211
   Compellent Technologies * .........................      47,673       576,843
   DemandTec * .......................................     117,814       789,354
   Dycom Industries * ................................     148,984     1,014,581
   EMS Technologies * ................................      25,600       614,400
   ENGlobal * ........................................     147,800       458,180
   Euronet Worldwide * ...............................      79,400       797,970
   FARO Technologies * ...............................      51,400       772,028
   Global Cash Access Holdings * .....................     445,843     1,208,235
   HMS Holdings * ....................................      39,900     1,234,905
   JDA Software Group * ..............................      66,100       740,320
   Netezza * .........................................     139,600       847,372
   Online Resources * ................................     151,800       479,688
   Seachange International * .........................     263,383     1,559,228
   Silicon Motion Technology * .......................     216,172       607,443
   SXC Health Solutions * ............................      58,300     1,081,465
   Taser International * .............................     154,000       780,780
   Viasat * ..........................................      70,400     1,560,064
                                                                     -----------
                                                                      21,218,276
                                                                     -----------
MATERIALS -- 0.7%
   Calgon Carbon * ...................................      50,300       632,271
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
TELECOMMUNICATION SERVICES -- 1.8%
   Neutral Tandem * ..................................      95,100   $ 1,506,384
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $94,282,076) .............................                78,666,482
                                                                     -----------
SHORT-TERM INVESTMENTS -- 3.9%
   CASH EQUIVALENTS (A) -- 3.9%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 1.236% ........................   3,322,615     3,322,615
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 0.192% ........................      12,451        12,451
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $3,335,066) ..............................                 3,335,066
                                                                     -----------
   TOTAL INVESTMENTS -- 96.2%
      (Cost $97,617,142) + ...........................               $82,001,548
                                                                     ===========

Percentages are based on Net Assets of $85,201,129.
*    Non-income producing security.
(A)  Rate shown is the 7-day effective yield as of January 31, 2009.
Cl   -- Class

+ At January 31, 2009, the tax basis cost of the Portfolio's investments was $97,617,142, and the unrealized appreciation and depreciation were $5,796,748 and $(21,412,342), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-001-1100

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

  LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-----------   -------   -------   -----------
$82,001,548     $--       $--     $82,001,548

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009